SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 15 – SEGMENT INFORMATION:

The Company has one reportable operating segment, the “Flywheel,” which is engaged in developing and marketing Flywheel-based power boosting and power management solutions. The “Corporate & Other” category presented in the following tables is not considered an operating segment. It consists primarily of costs and expenses related to executing the Company’s bitcoin strategy and includes the unrealized loss on digital assets and other third-party costs associated with the Company’s bitcoin holdings.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

The Company’s chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer, who manages the entity on a consolidated basis. The CODM uses “net loss” to assess operating results of the flywheel business by comparing actual to budgeted results on a quarterly basis.

On July 31, 2025, the Company appointed a new Chief Executive Officer, resulting in a change in the Company’s CODM. As a result, the segment information regularly provided to the CODM changed, which also resulted in changes in the identification of significant segment expenses. Accordingly, the Company recast the corresponding segment information for prior periods to conform to the current-year presentation.

The following tables present the Company’s revenues and significant expenses regularly provided to the CODM, reconciled to net loss for the period presented. Total segment assets provided to the CODM are also disclosed in the tables below for the period presented.

	Year ended December 31, 2025
	Flywheel	Corporate & Other	Total
	U.S. dollars in thousands
Total revenues	247	-	247
Significant segment expenses
Inventory write-off	2,888	-	2,888
Research and development payroll	2,431	-	2,431
Research and development projects	354	-	354
Operating lease and maintenance	607	-	607
Professional Services	-	4,318	4,318
Directors Insurance	-	515	515
Investors relations expenses	-	1,019	1,019
Plant, property and equipment disposals	453	-	453
Share-based compensation expense	(29)	6,730	6,701
Unrealized loss on digital asset	-	30,307	30,307
Digital asset custody and sponsor fees	-	152	152
Other segment items(1)	3,699	2,392	6,091
Net loss	10,156	45,433	55,589

Total assets, as of December 31, 2025(2)	10,722	111,843	122,565

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

	Year ended December 31, 2024
	Flywheel	Corporate & Other	Total
	U.S. dollars in thousands
Total revenues	1,041	-	1,041
Significant segment expenses
Inventory write-off	457	-	457
Research and development payroll	2,955	-	2,955
Research and development projects	952	-	952
Operating lease and maintenance	647	-	647
Professional Services	-	1,520	1,520
Directors Insurance	-	734	734
Share-based compensation expense	286	83	369
Other segment items(1)	4,104	293	4,397
Net loss	8,360	2,630	10,990
Total assets, as of December 31, 2025(2)	12,473	364	12,837

	Year ended December 31, 2023
	Flywheel	Corporate & Other	Total
	U.S. dollars in thousands
Total revenues	764	-	764
Significant segment expenses
Inventory write-off	1,267	-	1,267
Research and development payroll	3,651	-	3,651
Research and development projects	1,085	-	1,085
Operating lease and maintenance	687	-	687
Professional Services	-	1,233	1,233
Directors Insurance	-	45	45
Share-based compensation expense	(425)	206	(219)
Other segment items(1)	5,240	(470)	4,770
Net loss	10,741	1,014	11,755
Total assets, as of December 31, 2025(2)	13,311	166	13,477

(1)	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.

(2)	Flywheel Segment assets include all Company assets except digital assets, cash and cash equivalents, short term prepaid expenses and long-term prepaid expenses.